Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Current assets:
Cash	$ 2,831	$ 110
Total current assets	2,831	110
Total assets	2,831	110
Current liabilities:
Accounts payable and accrued expenses	45,262
Accounts payable related party	7,347	1,419
Total current liabilities	52,609	1,419
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock
Common stock	85,104	85,104
Additional paid in capital
Accumulated deficit	(134,882)	(86,413)
Total stockholders' equity (deficit)	(49,778)	(1,309)
Total liabilities and stockholders' equity (deficit)	$ 2,831	$ 110